T. ROWE PRICE Diversified Mid-Cap Growth Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  6.2%
Diversified Telecommunication Services  0.1%
AST SpaceMobile (1)(2) 100,700 4,942
4,942
Entertainment  4.3%
Liberty Media Corp-Liberty Formula One, Class C (2) 114,200 11,928
Live Nation Entertainment (2) 207,325 33,877
ROBLOX, Class A (2) 777,700 107,727
Take-Two Interactive Software (2) 67,203 17,362
TKO Group Holdings  72,325 14,607
185,501
Interactive Media & Services  1.3%
Pinterest, Class A (2) 454,500 14,621
Reddit, Class A (2) 170,836 39,291
53,912
Media  0.5%
Trade Desk, Class A (2) 442,224 21,673
21,673
Total Communication Services 266,028
CONSUMER DISCRETIONARY  21.4%
Broadline Retail  1.3%
Coupang (2) 1,290,200 41,544
eBay  80,700 7,340
Ollie's Bargain Outlet Holdings (2) 46,800 6,009
54,893
Diversified Consumer Services  1.0%
Bright Horizons Family Solutions (2) 79,500 8,631
Duolingo (2) 70,050 22,545
Service Corp. International  60,262 5,015
Stride (2) 47,325 7,049
43,240
Hotels, Restaurants & Leisure  11.8%
Carnival (2) 515,400 14,900
Cava Group (2) 65,116 3,934
Churchill Downs  62,475 6,061
Darden Restaurants  140,837 26,810
Domino's Pizza  9,400 4,058
DraftKings, Class A (2) 667,280 24,956

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Dutch Bros, Class A (2) 205,375 10,749
Expedia Group  160,250 34,253
Flutter Entertainment (2) 207,250 52,642
Hilton Worldwide Holdings  311,390 80,787
Hyatt Hotels, Class A (1) 33,775 4,794
Las Vegas Sands  296,600 15,954
MakeMyTrip (2) 40,100 3,753
Planet Fitness, Class A (2) 242,450 25,166
Royal Caribbean Cruises  377,950 122,297
Texas Roadhouse  119,000 19,772
Viking Holdings (2) 409,331 25,444
Wingstop  53,625 13,496
Yum! Brands  92,800 14,106
503,932
Household Durables  0.9%
SharkNinja (2) 72,900 7,520
Somnigroup International  297,000 25,046
TopBuild (2) 10,570 4,131
36,697
Specialty Retail  4.6%
AutoZone (2) 921 3,951
Burlington Stores (2) 109,698 27,918
Carvana (2) 196,775 74,231
RH (2) 17,025 3,459
Ross Stores  122,100 18,607
Tractor Supply  643,600 36,602
Ulta Beauty (2) 26,395 14,431
Valvoline (2) 292,700 10,511
Williams-Sonoma  30,300 5,922
195,632
Textiles, Apparel & Luxury Goods  1.8%
Amer Sports (2) 190,000 6,603
Birkenstock Holding (2) 70,700 3,199
Deckers Outdoor (2) 188,300 19,088
On Holding, Class A (2) 100,200 4,243
Ralph Lauren  54,300 17,026
Tapestry  240,000 27,173
77,332
Total Consumer Discretionary 911,726

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  2.2%
Beverages  0.4%
Celsius Holdings (2) 216,746 12,461
Primo Brands  162,800 3,598
16,059
Consumer Staples Distribution & Retail  1.6%
BJ's Wholesale Club Holdings (2) 123,374 11,505
Casey's General Stores  19,089 10,791
Performance Food Group (2) 56,225 5,850
Sprouts Farmers Market (2) 139,300 15,156
U.S. Foods Holding (2) 314,400 24,089
67,391
Food Products  0.1%
Freshpet (2) 54,075 2,980
2,980
Personal Care Products  0.1%
elf Beauty (2) 47,350 6,273
6,273
Total Consumer Staples 92,703
ENERGY  2.8%
Energy Equipment & Services  0.1%
TechnipFMC  159,600 6,296
6,296
Oil, Gas & Consumable Fuels  2.7%
Cameco  72,900 6,113
Cheniere Energy  107,600 25,284
Diamondback Energy  25,600 3,663
EQT  82,500 4,491
Expand Energy  38,000 4,037
Matador Resources  76,800 3,451
Ovintiv  86,200 3,481
Permian Resources  416,800 5,335
Targa Resources  305,589 51,198
Uranium Energy (2) 348,600 4,650
Viper Energy, Class A  136,880 5,232
116,935
Total Energy 123,231

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  9.2%
Capital Markets  6.3%
Ameriprise Financial  127,653 62,710
Ares Management, Class A  275,700 44,082
Bank of New York Mellon  111,000 12,095
Blue Owl Capital  803,200 13,598
Coinbase Global, Class A (2) 37,450 12,639
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $2,876 (2)(3)
(4) 205,404 2,876
Interactive Brokers Group, Class A  158,100 10,879
LPL Financial Holdings  120,885 40,217
MSCI  52,261 29,653
Robinhood Markets, Class A (2) 146,050 20,911
StepStone Group, Class A  62,800 4,101
Stifel Financial  34,500 3,915
TPG  109,120 6,269
Tradeweb Markets, Class A  44,001 4,883
268,828
Financial Services  2.1%
Affirm Holdings (2) 198,875 14,534
Block (2) 316,850 22,899
Chime Financial, Class A (2) 81,599 1,646
Corpay (2) 91,233 26,280
Shift4 Payments, Class A (1)(2) 58,775 4,549
Toast, Class A (2) 553,100 20,194
90,102
Insurance  0.8%
Allstate  17,250 3,703
Brown & Brown  101,800 9,548
Hanover Insurance Group  44,175 8,023
Hartford Insurance Group  28,650 3,822
Kinsale Capital Group  9,900 4,210
Ryan Specialty Holdings (1) 106,006 5,974
35,280
Total Financials 394,210
HEALTH CARE  13.5%
Biotechnology  4.6%
Alkermes (2) 126,675 3,800
Alnylam Pharmaceuticals (2) 159,380 72,677
Argenx, ADR (2) 12,717 9,380
Ascendis Pharma, ADR (2) 20,710 4,117

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Avidity Biosciences (1)(2) 114,200 4,976
BeOne Medicines, ADR (2) 13,250 4,514
Caris Life Sciences (2) 71,714 2,169
Caris Life Sciences, Acquisition Date: 5/11/21, Cost $1,626 (2)
(3) 86,064 2,604
Insmed (2) 173,825 25,033
Natera (2) 180,300 29,023
Neurocrine Biosciences (2) 118,822 16,680
Nuvalent, Class A (2) 44,300 3,831
Revolution Medicines (2) 97,525 4,554
Summit Therapeutics (1)(2) 142,550 2,945
Ultragenyx Pharmaceutical (2) 211,975 6,376
Vaxcyte (2) 104,900 3,779
196,458
Health Care Equipment & Supplies  3.6%
Dexcom (2) 541,900 36,465
Glaukos (2) 39,700 3,238
IDEXX Laboratories (2) 99,100 63,314
Insulet (2) 76,706 23,681
Penumbra (2) 62,428 15,814
ResMed  46,770 12,802
155,314
Health Care Providers & Services  3.8%
BrightSpring Health Services (2) 156,400 4,623
Cardinal Health  201,575 31,639
Cencora  278,350 86,993
Encompass Health  117,650 14,944
HealthEquity (2) 37,400 3,544
Option Care Health (2) 229,900 6,382
Quest Diagnostics  31,900 6,080
Tenet Healthcare (2) 34,600 7,025
161,230
Health Care Technology  1.1%
Veeva Systems, Class A (2) 157,920 47,046
47,046
Life Sciences Tools & Services  0.3%
Medpace Holdings (2) 13,100 6,735
Mettler-Toledo International (2) 2,860 3,511
Repligen (2) 28,604 3,824
14,070

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  0.1%
Corcept Therapeutics (2) 49,600 4,122
4,122
Total Health Care 578,240
INDUSTRIALS & BUSINESS SERVICES  19.1%
Aerospace & Defense  6.7%
Axon Enterprise (2) 106,725 76,590
BWX Technologies  25,225 4,651
Carpenter Technology  14,100 3,462
Firefly Aerospace (2) 73,200 2,146
HEICO  142,015 45,845
Howmet Aerospace  547,600 107,456
Karman Holdings (2) 87,400 6,310
Leonardo DRS  83,200 3,777
Loar Holdings (2) 94,550 7,564
Rocket Lab (2) 441,850 21,169
StandardAero (2) 249,052 6,797
285,767
Air Freight & Logistics  0.1%
GXO Logistics (2) 75,300 3,983
3,983
Building Products  0.7%
Lennox International  53,261 28,194
28,194
Commercial Services & Supplies  0.8%
Clean Harbors (2) 15,200 3,530
Copart (2) 75,126 3,378
GFL Environmental  67,675 3,207
Rollins  62,293 3,659
Tetra Tech  99,800 3,331
Veralto  143,700 15,320
32,425
Construction & Engineering  2.8%
API Group (2) 101,150 3,477
Comfort Systems USA  56,278 46,439
Quanta Services  164,839 68,313
118,229
Electrical Equipment  2.1%
Hubbell  11,150 4,798
Rockwell Automation  12,500 4,369

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Vertiv Holdings, Class A  544,278 82,110
91,277
Ground Transportation  0.3%
Lyft, Class A (2) 245,300 5,399
Old Dominion Freight Line  33,284 4,686
XPO (2) 38,800 5,015
15,100
Machinery  0.5%
Esab  55,778 6,233
RBC Bearings (2) 14,180 5,534
Symbotic (1)(2) 101,600 5,476
Westinghouse Air Brake Technologies  18,700 3,749
20,992
Passenger Airlines  0.1%
United Airlines Holdings (2) 40,700 3,928
3,928
Professional Services  2.8%
Booz Allen Hamilton Holding  160,370 16,029
Broadridge Financial Solutions  135,639 32,305
CACI International, Class A (2) 7,425 3,703
Equifax  30,950 7,940
ExlService Holdings (2) 82,400 3,628
Parsons (2) 50,600 4,196
Paychex  66,575 8,439
Paylocity Holding (2) 76,748 12,224
Verisk Analytics  111,450 28,031
Verra Mobility (2) 139,900 3,455
119,950
Trading Companies & Distributors  2.2%
Core & Main, Class A (2) 87,425 4,706
Fastenal  1,328,000 65,125
Ferguson Enterprises  18,925 4,250
WW Grainger  22,200 21,156
95,237
Total Industrials & Business Services 815,082
INFORMATION TECHNOLOGY  19.3%
Electronic Equipment, Instruments & Components  1.8%
Badger Meter  17,175 3,067
CDW  34,003 5,416
Celestica (2) 87,300 21,509

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Coherent (2) 57,200 6,162
Corning  81,100 6,653
Fabrinet (2) 11,300 4,120
Keysight Technologies (2) 24,850 4,347
TD SYNNEX  106,700 17,472
TE Connectivity  20,900 4,588
Zebra Technologies, Class A (2) 17,450 5,185
78,519
IT Services  3.6%
Cloudflare, Class A (2) 409,495 87,873
Gartner (2) 55,056 14,473
GoDaddy, Class A (2) 206,600 28,269
MongoDB (2) 24,380 7,567
Okta (2) 140,675 12,900
Twilio, Class A (2) 31,925 3,195
154,277
Semiconductors & Semiconductor Equipment  3.5%
Astera Labs (2) 205,700 40,276
Credo Technology Group Holding (2) 74,600 10,863
Impinj (2) 29,450 5,323
Lattice Semiconductor (2) 168,129 12,327
MACOM Technology Solutions Holdings (2) 26,850 3,343
Monolithic Power Systems  62,950 57,954
Onto Innovation (2) 34,725 4,487
Rambus (2) 109,800 11,441
Tower Semiconductor (2) 80,800 5,842
151,856
Software  9.6%
Appfolio, Class A (2) 28,950 7,980
Autodesk (2) 12,350 3,923
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936 (2)(3)
(4) 1,136 1,870
Circle Internet Group (2) 26,460 3,508
Clearwater Analytics Holdings, Class A (2) 170,550 3,073
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835 (2)(3)(4) 52,161 7,824
Datadog, Class A (2) 445,096 63,382
Descartes Systems Group (2) 33,600 3,166
Docusign (2) 157,200 11,333
Dynatrace (2) 353,773 17,140
Elastic (2) 131,950 11,149
Fair Isaac (2) 26,023 38,944

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Gitlab, Class A (2) 290,400 13,091
Guidewire Software (2) 122,500 28,158
HubSpot (2) 61,324 28,687
InterDigital  46,300 15,984
Manhattan Associates (2) 78,725 16,137
Monday.com (2) 21,625 4,189
Nutanix, Class A (2) 132,900 9,887
Procore Technologies (2) 54,170 3,950
PTC (2) 45,734 9,285
Rubrik, Class A (2) 92,850 7,637
SailPoint (1)(2) 276,827 6,112
Samsara, Class A (2) 425,623 15,855
ServiceTitan, Class A (2) 33,076 3,335
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (2)(3)(4) 117,787 933
Socure, Acquisition Date: 12/22/21, Cost $432 (2)(3)(4) 26,874 148
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (2)(3)(4) 48,005 256
Tyler Technologies (2) 50,784 26,568
Unity Software (2) 105,100 4,208
Zscaler (2) 147,251 44,125
411,837
Technology Hardware, Storage & Peripherals  0.8%
Pure Storage, Class A (2) 351,500 29,459
Seagate Technology Holdings  25,550 6,032
35,491
Total Information Technology 831,980
MATERIALS  0.7%
Chemicals  0.1%
Sensient Technologies  39,900 3,745
3,745
Metals & Mining  0.5%
Anglogold Ashanti  63,600 4,473
Kinross Gold  178,900 4,446
MP Materials (1)(2) 84,700 5,681
Steel Dynamics  40,200 5,605
20,205
Paper & Forest Products  0.1%
Louisiana-Pacific  39,532 3,512
3,512
Total Materials 27,462

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  1.5%
Real Estate Management & Development  0.6%
CBRE Group, Class A (2) 69,800 10,998
CoStar Group (2) 134,300 11,331
FirstService (1) 26,500 5,048
27,377
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  56,800 3,448
3,448
Retail Real Estate Investment Trusts  0.3%
Simon Property Group, REIT  68,400 12,837
12,837
Specialized Real Estate Investment Trusts  0.5%
Iron Mountain, REIT  62,900 6,412
Lamar Advertising, Class A, REIT  112,370 13,756
20,168
Total Real Estate 63,830
UTILITIES  3.3%
Electric Utilities  0.7%
NRG Energy  195,650 31,686
31,686
Independent Power & Renewable Electricity
Producers  2.6%
Talen Energy (2) 34,500 14,676
Vistra  490,100 96,020
110,696
Total Utilities 142,382
Total Common Stocks (Cost $3,261,974) 4,246,874
CONVERTIBLE PREFERRED STOCKS  0.6%
INFORMATION TECHNOLOGY  0.6%
Software  0.6%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (2)(3)(4) 68 112
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (2)(3)(4) 3 5
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $1,552 (2)(3)(4) 108,447 16,267
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (2)
(3)(4) 13,101 1,965

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (2)
(3)(4) 30,282 4,542
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (2)
(3)(4) 79,458 227
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (2)(3)(4) 49,017 714
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $2,816 (2)(3)(4) 197,401 1,563
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (2)(3)
(4) 32,662 180
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (2)
(3)(4) 26,807 148
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (2)(3)(4) 485 3
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (2)(3)
(4) 62,133 342
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (2)(3)
(4) 198,465 1,058
Total Information Technology 27,126
Total Convertible Preferred Stocks (Cost $15,539) 27,126
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.16% (5)(6) 2,142,236 2,142
Total Short-Term Investments (Cost $2,142) 2,142
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.16% (5)(6) 29,446,356 29,446
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 29,446
Total Securities Lending Collateral (Cost $29,446) 29,446
Total Investments in Securities  100.6%
(Cost $3,309,101) $ 4,305,588
Other Assets Less Liabilities (0.6)% (26,270)
Net Assets 100.0% $ 4,279,318

T. ROWE PRICE Diversified Mid-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2025.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $43,637 and represents 1.0% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 165++
Totals $ —# $ — $ 165+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 15,303  ¤  ¤ $ 31,588
Total $ 31,588^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $165 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $31,588.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Diversified Mid-Cap Growth Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE Diversified Mid-Cap Growth Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,230,363 $ 2,604 $ 13,907 $ 4,246,874
Convertible Preferred Stocks — — 27,126 27,126
Short-Term Investments 2,142 — — 2,142
Securities Lending Collateral 29,446 — — 29,446
Total $ 4,261,951 $ 2,604 $ 41,033 $ 4,305,588

T. ROWE PRICE Diversified Mid-Cap Growth Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F149-054Q3 09/25